Borrowings - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 10, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2018
PPP Loan In The Form Of Notes [Member] | Pay Check Protection Program The PPP [Member]
Debt instrument, Face amount	$ 5,000,000.0
Debt instrument, Maturity date	Apr. 21, 2020
Debt instrument, Interest rate effective percentage		1.00%	1.00%
Debt instrument, Frequency of periodic payment		payable monthly commencing on November 22, 2020	payable monthly commencing on November 22, 2020
Debt instrument, Date of first required payment		Nov. 22, 2020	Nov. 22, 2020
Debt instrument, Prepayment penalties		$ 0	$ 0
Lending Institution [Member] | Secured Revolving Credit Facility [Member] | Loan And Security [Member]
Line of credit facility, Percentage of maximum borrowing to receivables					80.00%
Line of credit facility, Maximum borrowing capacity					$ 15,000,000.0
Proceeds from Line of credit				$ 0